N-6	Sep. 26, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	Sep. 26, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 11. Other Benefits Available (N-6) [Text Block]

Description of Changes

The following describes a change that is being incorporated into your prospectus:

Long-Term Care Benefits Rider (sub-section: Impact of Benefit Payments on Policy Values) the following is being added at the end of the paragraph:

In the State of Indiana, while the Policy’s Accumulation Value is greater than zero, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Accumulation Value and Surrender Value by an amount equal to (1) multiplied by (2), divided by (3), but not to exceed (2) divided by (4), where:

(1)	is the Policy’s Accumulation Value immediately prior to the benefit payment;
(2)	is the amount of the benefit payment;
(3)	is the Policy’s Specified Amount immediately prior to the benefit payment; and
(4)	is the Corridor Percentages Table value for the Insured’s current Attained Age as shown in the Policy Specifications.

C000249203 Lincoln MoneyGuard Market Advantage 2024 [Member] | Long Term Care Rider [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]

Long-Term Care Benefits Rider (sub-section: Impact of Benefit Payments on Policy Values) the following is being added at the end of the paragraph:

In the State of Indiana, while the Policy’s Accumulation Value is greater than zero, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Accumulation Value and Surrender Value by an amount equal to (1) multiplied by (2), divided by (3), but not to exceed (2) divided by (4), where:

(1)	is the Policy’s Accumulation Value immediately prior to the benefit payment;
(2)	is the amount of the benefit payment;
(3)	is the Policy’s Specified Amount immediately prior to the benefit payment; and
(4)	is the Corridor Percentages Table value for the Insured’s current Attained Age as shown in the Policy Specifications.